Note 11 - Income Taxes (Details Textual) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 23.2	$ 20.4